Schedule of movements in net defined benefit liability (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Provisions [abstract]
Balance at 1 July
Assumed on acquisition at 12 February 2026	447,385
Current service cost and net interest cost, recognised in profit or loss	54,921
Remeasurement gain, recognised in other comprehensive income	(11,797)
Contributions paid to the plan	(21,325)
Net exchange differences	(18,895)
Balance at 30 June	$ 450,289